Variable Interest Entity	6 Months Ended
Apr. 30, 2026
Variable Interest Entity [Abstract]
VARIABLE INTEREST ENTITY

Note 3 — Variable interest entity

On July 28, 2025, August 11,2025 ,January 22, 2025 and November 27, 2025, Park Ha Jiangsu entered into the Contractual Arrangements with Xinyuexuan, Aimeihui, Xuanyayue and Hefeng. The significant terms of these Contractual Arrangements are summarized in “Note 1 – Nature of business and organization” above. As a result, the Company classifies Xinyuexuan, Aimeihui, Xuanyayue and Hefeng as a VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Park Ha Jiangsu is deemed to have a controlling financial interest and be the primary beneficiary of Xinyuexuan, Aimeihui, Xuanyayue and Hefeng, because it has both of the following characteristics:

(1)	The power to direct activities at Xinyuexuan, Aimeihui, Xuanyayue and Hefeng that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Xinyuexuan, Aimeihui, Xuanyayue and Hefeng that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Park Ha Jiangsu, as the actual capital contributor, is responsible for their operational management and is entitled to all profits generated from these entities as well as bears all losses incurred thereby. The Contractual Arrangements are designed so that Xinyuexuan, Aimeihui, Xuanyayue and Hefeng operates for the benefit of Park Ha Jiangsu and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as Individually-Owned Business under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Accordingly, the accounts of Xinyuexuan, Aimeihui, Xuanyayue and Hefeng are consolidated in the accompanying consolidated financial statements. In addition, its financial positions and results of operations are included in the Company’s interim condensed consolidated financial statements.

The carrying amount of the VIEs’ unaudited Interim consolidated assets and liabilities are as follows:

	April 30, 2026	October 31, 2025
ASSETS
Current assets
Cash and cash equivalents	37,222	97,472
Accounts receivables, net	3,674	2,006
Amounts due from Group companies	95,891	2,062
Inventories, net	6,473	3,611
Other receivables and other current assets	70,171	570
Total current assets	213,431	105,721
Non-current Assets
Property and equipment, net	175,583	99,675
Operating lease right of use asset, net	42,008	34,508
Other non-current assets	6,735	1,405
Total non-current assets	224,326	135,588
TOTAL ASSETS	437,757	241,309

LIABILITIES
Current liabilities
Amounts due to Group companies	167,185	76,226
Operating lease liabilities – current	27,504	22,526
Accruals and other payables	46,871	36,255
Total current liabilities	241,560	135,007
Non-current liabilities
Operating lease liabilities – non-current	8,295	12,901
Total non-current assets	8,295	12,901
TOTAL LIABILITIES	249,855	147,908

The summarized operating results of the VIEs are as follows:

	Six Months Ended April 30, 2026	Six Months Ended April 30, 2025
Revenues, net	353,387	-
Cost of revenues	20,611	-
Gross profit	332,776	-

Operating expenses
Selling and marketing expenses	206,284	-
General and administrative expenses	37,641	-
Total operating expenses	243,925	-
Operating income	88,851	-

Other income (expense):
Other income (expense)	-	-
Interest income	21	-
Total other income (expenses)	21	-

Net income	88,872	-

Selected Unaudited Interim Condensed Consolidating Financial Schedule

As a holding company with no material operations of its own, substantially all of our business activities are conducted through our subsidiaries and variable interest entities (VIEs) located in the People’s Republic of China (PRC). The following tables present selected condensed consolidated financial data of Park Ha Cayman and its subsidiaries and the VIEs and the WFOE and the primary beneficiary company of the VIEs as of April 30, 2026.

The VIEs were effectively established primarily in the second half of 2025 and did not commence operations until after that date. Therefore, the schedule included below presents financial information only for the fiscal year ended October 31, 2025 and the six months ended April 30, 2026 only.

SELECTED UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS)

For the six month ended,
April 30, 2026
	The parent company Park Ha	The WFOE Park Ha	The primary beneficiary of the VIEs Park Ha		Other		Consolidated
	Cayman	Investment	Jiangsu	VIEs	entities	Eliminations	Total
Revenue	—	—	254,136	353,387	677,932	(27,766)	1,257,689
Cost of revenue	—	180	47,729	20,611	4,965	(27,766)	45,719
Gross profit	—	(180)	206,407	332,776	672,967	—	1,211,970
Investments in subsidiaries and the VIEs	(299,263)	—	—	—	—	299,263	—
Net income (loss)	(918,282)	(29,512)	(261,203)	88,872	(97,420)	299,263	(918,282)
Comprehensive income (loss)	(851,566)	(29,512)	(261,182)	88,872	(101,075)	302,897	(851,566)

SELECTED UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS

As of April 30, 2026
	The parent company Park Ha	The WFOE Park Ha	The primary beneficiary of the VIEs Park Ha		Other		Consolidated
	Cayman	Investment	Jiangsu	VIEs	entities	Eliminations	Total
Cash and cash equivalents	139,306	276	21,784	37,222	429,263	—	627,851
Short term Investment	3,805,278	1,224,366	—	—	—	—	5,029,644
Receivable from the VIEs	—	—	37,576	—	92,991	(130,567)	—
Intercompany Receivable	—	—	518,097	95,891	2,907,573	(3,521,561)	—
Total current assets	3,944,584	1,224,642	717,304	213,431	4,335,171	(3,652,128)	6,783,004
Investments in subsidiaries and the VIEs	3,483,557	207,842	—	—	304,659	(3,996,058)	—
Total assets	7,428,141	1,432,484	920,295	437,757	4,890,605	(7,648,186)	7,461,096
Payable to the VIEs	—	—	2,150	—	57,124	(59,274)	—
Intercompany Payable	2,010,851	—	977,402	167,185	324,969	(3,480,407)	—
Total liabilities	2,040,851	170	1,249,415	249,855	2,073,196	(3,539,681)	2,073,806
Total shareholders’ equity	5,387,290	1,432,314	(329,120)	187,903	2,817,408	(4,108,505)	5,387,290
Total liabilities and shareholders’ equity	7,428,141	1,432,484	920,295	437,757	4,890,605	(7,648,186)	7,461,096

As of October 31, 2025
	The parent company Park Ha	The WFOE Park Ha	The primary beneficiary of the VIEs Park Ha		Other		Consolidated
	Cayman	Investment	Jiangsu	VIEs	entities	Eliminations	Total
Cash and cash equivalents	2,056,270	1,403,036	100,677	97,472	130,223	—	3,787,678
Receivable from the VIEs	—	—	30,820	—	44,002	(74,822)	—
Intercompany Receivable	—	—	486,374	2,062	2,653,362	(3,141,798)	—
Total current assets	2,349,603	1,403,036	746,951	105,721	4,113,271	(3,216,620)	5,501,962
Investments in subsidiaries and the VIEs	3,716,103	—	—	—	—	(3,716,103)	—
Total assets	6,065,706	1,403,036	966,094	241,309	4,494,433	(7,217,962)	5,952,616
Payable to the VIEs	—	—	2,062	—	(1,405)	(657)	—
Intercompany Payable	2,010,851	—	918,329	76,226	180,969	(3,186,375)	—
Total liabilities	2,070,851	163	1,197,986	147,908	1,727,886	(3,187,033)	1,957,761
Total shareholders’ equity	3,994,855	1,402,873	(231,892)	93,401	2,766,547	(4,030,929)	3,994,855
Total liabilities and shareholders’ equity	6,065,706	1,403,036	966,094	241,309	4,494,433	(7,217,962)	5,952,616

SELECTED UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

For the six month ended,
April 30, 2026
	The parent company Park Ha	The WFOE Park Ha	The primary beneficiary of the VIEs Park Ha		Other		Consolidated
	Cayman	Investment	Jiangsu	VIEs	entities	Eliminations	Total
Net cash (used in) provided byoperating activities	(360,964)	(34,988)	(195,074)	79,739	397,560	—	(113,727)
Net cash (used in) provided by investing activities	(3,800,000)	(1,422,901)	(3,853)	(143,771)	(188,144)	204,011	(5,354,658)
Net cash provided by (used in) financing activities	2,244,000	—	(7,189)	—	—	—	2,236,811